Loss and Loss Adjustment Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loss and Loss Adjustment Expenses [Abstract]
Schedule of Changes in Aggregate Reserves of Loss and Loss Adjustment Expenses	The following tables shows changes in aggregate reserves for the Company’s loss and loss adjustment expenses:

(in thousands)

	2024	2023
Net reserves at July 1	$186	$143
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	40	58
Change in provision for insured events of prior year	—	—
Total incurred loss and loss adjustment expense	40	58
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	—	—
Loss and loss adjustment expenses attributable to insured events of the prior year	—	—
Total payments	—	—
Net reserves at September 30	$226	$201
	2024	2023
Net reserves at January 1	$266	$—
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	48	205
Change in provision for insured events of prior year	90	—
Total incurred loss and loss adjustment expense	138	205
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	7	4
Loss and loss adjustment expenses attributable to insured events of the prior year	171	—
Total payments	178	4
Net reserves at September 30	$226	$201
The following tables show changes in aggregate reserves for the Company's loss and loss adjustment expenses:
	December 31, 2023	December 31, 2022
Net reserves at January 1,	$—	$—
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	388,498	—
Change in provision for insured events of prior year	—	—
Total incurred loss and loss adjustment expense	388,498	—
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	122,957	—
Loss and loss adjustment expenses attributable to insured events of the prior year	—	—
Total payments	122,957	—
Net reserves at December 31,	$265,541	$—